Total
Leader Short Term High Yield Bond Fund
LEADER SHORT TERM HIGH YIELD BOND FUND SUMMARY
Investment Objectives:
The primary investment objective of the Leader Short Term High Yield Bond Fund (“High Yield Fund” or the “Fund”) is to deliver a high level of current income, with a secondary objective of capital appreciation.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leader Short Term High Yield Bond Fund	Leader Short Term High Yield Bond Fund Institutional Class	Leader Short Term High Yield Bond Fund Investor Class
Redemption Fee (as a % of amount redeemed, on shares held less than six months)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leader Short Term High Yield Bond Fund		Leader Short Term High Yield Bond Fund Institutional Class	Leader Short Term High Yield Bond Fund Investor Class
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.50%
Other Expenses		1.53%	1.53%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses		2.38%	2.88%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Leader Short Term High Yield Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leader Short Term High Yield Bond Fund Institutional Class	238	733	1,254	2,681
Leader Short Term High Yield Bond Fund Investor Class	288	882	1,502	3,171

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 717.77% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in non-investment grade bonds (also known as “junk bonds” or “high yield bonds”), which the Fund defines as securities rated lower than Baa3 by Moody’s Investors Service, BBB- by Standard & Poor’s Ratings Group, Fitch BBB-, or, if unrated, as determined by the Advisor to be of comparable quality. Fixed-income securities in which the Fund may invest include:

●	foreign and domestic bonds, notes, corporate debt, convertible debt securities, and preferred securities;

●	U.S. and foreign government securities and domestic municipal securities;

●	asset-backed securities (loan and credit backed securities) and STRIPS (Separate Trading of Registered Interest and Principal of Securities, a type of zero-coupon debt instrument); and

●	repurchase agreements.

The Fund’s effective average duration of its portfolio investments will normally be three years or less.

Leader Capital Corp. (the “Advisor”) utilizes a fundamental top-down analysis, meaning it analyzes the economy, interest rate cycles, the supply and demand for credit, and the characteristics of individual securities in making investment selections. The Advisor will consider a floating or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider: (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand; and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

●	High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced.

●	Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value because of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.

●	Asset-Backed Risk. The default rate on underlying asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates.

●	Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.

●	Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Securities subject to these risks may be less liquid than those that are not subject to these risks.

●	Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis, and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

●	Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible debt security will tend to fluctuate directly with the price of the underlying equity security.

●	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

●	Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate because of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Repurchase Agreement Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.

●	STRIPS Risk. STRIPS are a type of zero-coupon bond. Zero coupon bonds do not make periodic interest payments. Instead, they are sold at a discount from their face value and can be redeemed at face value when they mature. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that make periodic interest payments. Zero coupon bonds may also respond to changes in interest rates to a greater degree than other fixed income securities with similar maturities and credit quality.

●	Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.

Performance:

The Fund was reorganized on July 15, 2019, from a series of Northern Lights Fund Trust (the “Predecessor Short Duration Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Short Duration Fund. The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Predecessor Short Duration Fund’s Investor Class shares performance for each calendar year since the Predecessor Short Duration Fund’s inception, as well as the performance of the Fund’s Investor Class after the Reorganization. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Investor Class Calendar Year Returns as of December 31

Best Quarter:	12/31/2020	15.28%
Worst Quarter:	03/31/2020	(18.67)%
The Fund’s Investor Class shares had a total return of 10.87% during the period January 1, 2022 to June 30, 2022.
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Total Returns - Leader Short Term High Yield Bond Fund		Label	1 Year	5 Years	10 Years
Leader Short Term High Yield Bond Fund Investor Class		Return Before Taxes	1.30%	2.49%	2.12%
Leader Short Term High Yield Bond Fund Investor Class | After Taxes on Distributions			0.47%	1.58%	1.23%
Leader Short Term High Yield Bond Fund Investor Class | After Taxes on Distributions and Sale of Fund Shares			0.78%	1.54%	1.27%
Leader Short Term High Yield Bond Fund Institutional Class		Return Before Taxes	1.79%	2.93%	2.48%
BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index	[1]		0.41%	1.88%	1.43%
[1]	The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by BofA Merrill Lynch. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader High Quality Floating Rate Fund
LEADER HIGH QUALITY FLOATING RATE FUND SUMMARY (Formerly, Leader Total Return Fund)
Investment Objective:
The investment objective of the Leader High Quality Floating Rate Fund (the “High Quality Fund” or the “Fund”) is to deliver a high level of current income, with a secondary objective of capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leader High Quality Floating Rate Fund	Leader High Quality Floating Rate Fund Institutional Class	Leader High Quality Floating Rate Fund Investor Class
Redemption Fee (as a % of amount redeemed, on shares held less than six months)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leader High Quality Floating Rate Fund		Leader High Quality Floating Rate Fund Institutional Class	Leader High Quality Floating Rate Fund Investor Class
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.38%
Other Expenses		1.29%	1.30%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%
Total Annual Fund Operating Expenses		2.02%	2.41%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Leader High Quality Floating Rate Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leader High Quality Floating Rate Fund Institutional Class	202	624	1,072	2,314
Leader High Quality Floating Rate Fund Investor Class	241	742	1,269	2,711

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 855.36% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any amount of borrowings for investment purposes, in high-quality floating rate debt securities. For the purposes of the Fund’s 80% investment policy, the Fund defines high-quality as being rated at the time of purchase as no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service, or Fitch Ratings, Inc. Floating rate debt securities include the following U.S. dollar-denominated domestic and foreign securities:

●	bonds and corporate debt;

●	agency and non-agency commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”);

●	collateralized loan obligations (“CLOs”) that are backed by domestic and foreign floating-rate debt obligations;

●	collateralized debt obligations (“CDOs”) that are backed by domestic and foreign floating rate debt obligations; and

●	U.S. government securities.

The Fund normally invests in floating-rate debt securities with an interest rate that resets quarterly based London Inter-Bank Offered Rate (“LIBOR”) or indexes designed to replace LIBOR such as the Secured Overnight Financing Rate (“SOFR”), Effective Federal Funds Rate (“EFFR”), or Overnight Bank Fund Rate (“OBFR”). The Fund allocates assets across floating-rate debt security types without restriction, subject to its 80% investment policy.

While the Fund invests without restriction as to the maturity of any single debt security, the Fund’s portfolio average effective duration (a measure of a security’s sensitivity to changes in prevailing interest rates) will be one year or less from the date of settlement. The Fund may, however, take a large position in securities maturing within two years from the date of settlement when higher yields are available. The Fund uses effective duration to measure interest rate risk.

CMBS, RMBS, CLOs, and CDOs are single-purpose investment vehicles that hold baskets of loans and issue securities that are paid from the cash flows of the underlying loans. Normally, CMBS, RMBS, CLOs, and CDOs have multiple tranches with investors in the bottom tranches having last priority to receive payment. By investing in A-rated or better debt tranches, the Fund will not be less than third in priority for payment. Loans and loan participations may be unsecured, which means that they are not collateralized by any specific assets of the borrower. The Fund allocates assets across security types without restriction, subject to its 80% investment policy.

The Advisor utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections for the Fund. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, its credit rating is downgraded (including, as described above, sales required when a security is downgraded to below an A-rating) or when other investment opportunities exist that may have more attractive yields. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Fund will focus investment in the shorter-term area of the eligible maturity range.

As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

●	Loan and Loan Participation Risk. The secondary market for loans and loan participations is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans and loan participations are generally subject to contractual restrictions that must be satisfied before a loan or loan participations can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and loan participations and may negatively impact the transaction price. It may take longer than seven days for transactions in loans and loan participations to settle. The Fund may hold cash, sell investments, or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. Loan participations are indirectly subject to default risk of the bank granting the participation. Such a default will likely delay the Fund’s access to the cash flows from underlying loan. Loans and loan participations may be unsecured which means that they are not collateralized by any specific assets of the borrower.

●	Mortgage-Backed and Asset-Backed Securities Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities held by the Fund can prepay principal due on these securities, particularly during periods of declining interest rates.

CLO and CDO Risk. Investments in CLO and CDO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations. The risks of investing in CLOs and CDOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO or CDO, respectively, in which the Fund invests. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO or CDO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk. The CLOs and CDOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs and CDOs also carry risks including, but not limited to, interest rate risk and credit risk. The senior tranches of certain CLOs and CDOs in which the Fund invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs and CDOs, and in turn the Fund, to the risk of significant loss if there is a downturn in a particular industry in which the CLO or CDO is concentrated.

●	Credit Risk. Issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.

●	Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value because of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.

●	Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks may be less liquid than those that are not subject to these risks.

●	Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.

●	Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

●	Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.

●	Management Risk. The Advisor’s judgments about the attractiveness, value, and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

Performance:

The Fund was reorganized on July 15, 2019, from a series of Northern Lights Fund Trust (the “Predecessor Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Predecessor Fund’s Investor Class shares performance for each calendar year since the Predecessor Fund’s inception, as well as the performance of the Fund’s Investor Class shares after the Reorganization. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Fund’s shares over time to the performance of the ICE BofA 1-3 Year US Corporate/Government Bond Index. Before May 31, 2022, the Fund benchmarked its performance to the ICE BofA U.S. Treasury Bill Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Investor Class Calendar Year Returns as of December 31

Best Quarter:	12/31/2020	13.38%
Worst Quarter:	3/31/2020	(13.92)%
The Fund’s Investor Class shares had a total return of 2.22% during the period January 1, 2022 to June 30, 2022.
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Total Returns - Leader High Quality Floating Rate Fund		Label	1 Year	5 Years	10 Years
Leader High Quality Floating Rate Fund Investor Class		Return Before Taxes	1.99%	4.81%	3.94%
Leader High Quality Floating Rate Fund Investor Class | After Taxes on Distributions			1.28%	3.99%	2.91%
Leader High Quality Floating Rate Fund Investor Class | After Taxes on Distributions and Sale of Fund Shares			1.17%	3.39%	2.67%
Leader High Quality Floating Rate Fund Institutional Class		Return Before Taxes	2.41%	5.24%	4.39%
ICE BofA 1-3 Year US Corporate/Government Bond Index	[1]		0.41%	1.88%	1.43%
IC BofA U.S. Treasury Bill Index	[2]		0.05%	1.16%	0.65%
[1]	The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by BofA Merrill Lynch. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[2]	The ICE BofA U.S. Treasury Bill Index tracks the performance of US dollar denominated US Treasury Bills publicly issued in the US domestic market. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and an investor cannot invest directly in an index.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.